Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Jun. 20, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 23, 2021
C000228894
Account Value [Line Items]
Line Graph and Table Measure Name	One Global ETF
Account Value	$ 10,524		$ 9,963			$ 10,144			$ 9,451			$ 9,407			$ 9,159			$ 8,183			$ 7,563			$ 7,611		$ 6,862	$ 5,890	$ 6,410	$ 6,330	$ 8,635	$ 9,719	$ 9,792	$ 10,000
C000233373
Account Value [Line Items]
Line Graph and Table Measure Name	The Future Fund Long Short ETF
Account Value	$ 12,688	$ 12,285	12,042	$ 12,564	$ 12,301	11,872	$ 11,910	$ 11,580	11,395	$ 11,335	$ 11,380	11,585	$ 11,525	$ 11,160	11,235	$ 10,820	$ 10,055	10,100	$ 9,840	$ 9,240	9,700	$ 9,910	$ 9,830	9,885	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 13,970		13,232			13,823			13,497			12,747			12,223			11,056			9,899			10,234		9,411	8,755	8,139	8,557	10,200	10,691	9,629	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 13,847	$ 13,027	13,116	$ 13,899	$ 14,082	13,701	$ 14,036	$ 13,257	13,379	$ 13,099	$ 12,789	12,635	$ 12,197	$ 11,621	12,116	$ 11,738	$ 11,143	10,959	$ 10,483	$ 9,606	9,812	$ 10,303	$ 10,470	10,144	$ 10,000
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All World Index
Account Value	$ 13,045		$ 12,209			$ 12,359			$ 12,471			$ 11,686			$ 11,344			$ 10,473			$ 9,423			$ 9,744		$ 9,163	$ 8,528	$ 7,761	$ 8,319	$ 9,848	$ 10,395	$ 9,736	$ 10,000